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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number - 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons

Maitland, FL 32751

(Address of principal executive offices) (Zip code)

CITCO Mutual Fund Services, Inc.

83 General Warren Blvd., Suite 200

Malvern, PA 19355

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2006

Item 1. Schedule of Investments.

Schedule of Investments

September 30, 2006 (Unaudited)

Timothy Aggressive Growth Fund

	Shares	Value
COMMON STOCKS - 93.70%
Advertising Services - 1.22%
Getty Images, Inc. (a)	6,300	$312,984

Air Delivery & Frieght Services - 3.35%
UTI Worldwide, Inc.	30,700	858,679

Building Products - Cement/Aggregation - 1.98%
Martin Marietta Materials, Inc.	6,000	507,720

Business Services - 1.56%
CBOT Holdings, Inc. (a)	3,300	398,607

Cellular Telecom - 4.80%
NII Holdings, Inc. (a)	19,800	1,230,768

Computer Services - 2.14%
Cognizant Technology Solutions Corp. (a)	7,400	548,044

Computers - Memory Devices - 2.01%
Network Appliance, Inc. (a)	13,950	516,289

Diagnostic Equipment - 3.96%
Cytyc Corp. (a)	17,700	433,296
Gen Probe, Inc. (a)	12,400	581,436

		1,014,732

Disposable Medical Products - 1.55%
C.R. Bard, Inc.	5,300	397,500

Diversified Communication Services - 4.07%
American Tower Corp. (a)	28,600	1,043,900

Drugs & Pharmaceuticals - 3.02%
Herbalife Ltd. (a)	20,400	772,752

E-Commerce/Services - 2.98%
Monster Worldwide, Inc. (a)	21,100	763,609

Education Services - 1.99%
ITT Educational Services, Inc. (a)	7,700	510,510

Electronic Components - Semiconductors - 7.28%
Integrated Device Technology, Inc. (a)	49,500	794,970
Nvidia Corp. (a)	17,000	503,030
Silicon Laboratories, Inc. (a)	18,300	567,666

		1,865,666

Finance - Investment Banker/Broker - 3.84%
Ameritrade Holding Corp. (a)	22,300	420,355
Legg Mason, Inc.	5,600	564,816

		985,171

Financial Guarantee Insurance - 2.81%
Ambac Financial Group, Inc.	8,700	719,925

Footwear - 1.67%
Iconix Brand Group, Inc. (a)	26,600	428,260

Health Care Distributors - 2.13%
Henry Schein, Inc. (a)	10,900	546,526

Leisure Products - 2.45%
Pool Corp.	16,300	627,550

Medical - Biomedical/Genetics - 5.00%
Celgene Corp. (a)	16,700	723,110
PDL Biopharma, Inc. (a)	29,100	558,720

		1,281,830

Medical Labs & Testing Services - 3.39%
Covance, Inc. (a)	13,100	869,578

Metal Processors & Fabrication - 3.75%
Precision Castparts Corp.	15,200	960,032

Oil & Gas Drilling - 2.26%
Diamond Offshore Drilling, Inc.	3,300	238,821
Ultra Petroleum Corp. (a)	7,100	341,581

		580,402

Oil Company - Exploration & Production - 0.89%
Denbury Resources, Inc. (a)	7,900	228,310

Oil Field Machinery & Equipment - 2.58%
Grant Prideco, Inc. (a)	7,200	273,816
National Oilwell Varco, Inc. (a)	6,600	386,430

		660,246

Physical Therapy/Rehabilitation Centers - 1.09%
Psychiatric Solutions, Inc. (a)	8,200	279,538

Real Estate Management/Services - 1.89%
CB Richard Ellis Group, Inc. (a)	19,650	483,390

Respiratory Products - 1.01%
Resmed, Inc. (a)	6,400	257,600

Restaurants - 1.48%
Panera Bread Co. (a)	6,500	378,625

Retail - Apparel/Shoe - 1.63%
Urban Outfitters, Inc. (a)	23,600	417,484

Retail - Specialty - 0.96%
Tractor Supply Co. (a)	5,100	246,126

Software & Programming - 2.98%
Amdocs Ltd. (a)	19,300	764,280

Specialty Stores - 1.05%
Dick’s Sporting Goods, Inc. (a)	5,900	268,568

Sporting Activities - 1.57%
Life Time Fitness, Inc. (a)	8,700	402,723

Telecommunication Equipment - 2.33%
Comverse Technology, Inc. (a)	27,900	598,176

Trading Companies & Distributors - 2.06%
Fastenal Co.	13,700	528,409

Veterinary Diagnostics - 2.97%
VCA Antech, Inc. (a)	21,100	760,866

TOTAL COMMON STOCKS (Cost $22,242,026)		24,015,375

SHORT TERM INVESTMENTS - 4.18%
Money Market Funds - 4.18%
Fidelity Institution Money Market, 5.16% (b)	1,071,057	1,071,057

TOTAL SHORT TERM INVESTMENTS (Cost $1,071,057)		1,071,057

Total Investments (Cost $23,313,083) - 97.88%		25,086,432
Other Assets in Excess of Liabilities, Net 2.12%		543,127

TOTAL NET ASSETS - 100.00%		$25,629,559

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Aggressive Growth Fund	23,319,876	3,032,316	(1,265,760)	1,766,556

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

(b)	Variable rate security; the yield shown represents the rate at September 30, 2006

Schedule of Investments

September 30, 2006 (Unaudited)

Timothy Conservative Growth

	Shares	Value
MUTUAL FUNDS - 99.80%
Timothy Plan Fund Fixed Income Fund Class A (a)	1,393,694	$13,853,320
Timothy Plan Fund Large/Mid Cap Growth Fund Class A (a)	1,372,192	9,550,460
Timothy Plan Fund Large/Mid Cap Value Fund Class A (a)	1,001,670	14,313,866
Timothy Plan Fund Small Cap Value Fund Class A (a)	577,647	9,456,080

TOTAL MUTUAL FUNDS (Cost $41,952,413)		47,173,726

SHORT TERM INVESTMENTS - 0.01%
Money Market Funds - 0.01%
Fidelity Institution Money Market, 5.16% (b)	5,364	5,364

TOTAL SHORT TERM INVESTMENTS (Cost $5,364)		5,364

Total Investments (Cost $41,957,777) - 99.81%		47,179,090
Other Assets in Excess of Liabilities, Net 0.19%		91,871

TOTAL NET ASSETS - 100.00%		$47,270,961

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Conservative Growth	42,017,682	5,640,179	(478,771)	5,161,408

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

(b)	Variable rate security; the yield shown represents the rate at September 30, 2006

Schedule of Investments

September 30, 2006 (Unaudited)

Timothy Conservative Growth Variable

	Shares	Value
MUTUAL FUNDS - 99.70%
Timothy Plan Fund Fixed Income Fund Class A (a)	632,020	$6,282,279
Timothy Plan Fund Large/Mid Cap Growth Fund Class A (a)	674,363	4,693,564
Timothy Plan Fund Large/Mid Cap Value Fund Class A (a)	455,275	6,505,873
Timothy Plan Fund Shs Money Market Fund	2,309,807	2,309,807
Timothy Plan Fund Small Cap Value Fund Class A (a)	214,507	3,511,474

TOTAL MUTUAL FUNDS (Cost $22,335,365)		23,302,997

SHORT TERM INVESTMENTS - 0.09%
Money Market Funds - 0.09%
Fidelity Institution Money Market, 5.16% (b)	19,979	19,979

TOTAL SHORT TERM INVESTMENTS (Cost $19,979)		19,979

Total Investments (Cost $22,355,344) - 99.79%		23,322,976
Other Assets in Excess of Liabilities, Net 0.21%		50,189

TOTAL NET ASSETS - 100.00%		$23,373,165

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Conservative Growth Variable	23,360,377	1,152,826	(190,227)	962,599

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

(b)	Variable rate security; the yield shown represents the rate at September 30, 2006

Schedule of Investments

September 30, 2006 (Unaudited)

Timothy Fixed Income Fund

	Principal
	Amount	Value
CORPORATE BONDS - 49.36%
Agricultural Operations - 0.53%
Archer-Daniels Midland Co.
6.625%, 05/01/2029	200,000	$221,823

Air Freight & Logistics - 1.82%
Fedex Corp.
5.50%, 08/15/2009	750,000	755,312

Aluminum - 1.94%
Alcoa, Inc.
7.375%, 08/01/2010	750,000	805,895

Asset Management & Custody Banks - 1.82%
Ameriprise Financial, Inc.
5.65%, 11/15/2015	750,000	755,784

Building & Construction Products-Misc. - 1.81%
CRH America Inc
6.00%, 09/30/2016	750,000	752,450

Credit Services - 1.74%
SLM Holding Corp.
4.00%, 01/15/2010	750,000	723,155

Education - 0.94%
California Baptist
5.70%, 01/02/2011	250,000	245,000
Western Baptist College Salem Oregon
6.10%, 12/15/2012	150,000	147,000

		392,000

Electric - Integrated - 7.53%
Appalachian Power Co.
3.60%, 05/15/2008	250,000	243,333
Dominion Resources Inc. VA New
5.00%, 03/15/2013	950,000	917,583
FPL Group Capital, Inc.
5.551%, 02/16/2008	800,000	801,576
Jersey Central Power & Light Co.
6.75%, 11/01/2025	300,000	302,933
Nisource Finance Corp.
5.40%, 07/15/2014	750,000	726,949
Wisconsin Energy Corp.
6.50%, 04/01/2011	135,000	140,994

		3,133,368

Electric Utilities - 1.85%
PSI Energy, Inc.
6.05%, 06/15/2016	750,000	768,824

Finance - Commercial - 1.16%
CIT Group, Inc.
5.00%, 02/13/2014	500,000	484,084

Finance - Consumer Loans - 1.92%
American General Finance Corp.
5.375%, 10/01/2012	800,000	798,354

Finance - Diversified Services - 0.61%
National Rural Utilities Cooperative Finance Corp
5.75%, 08/28/2009	250,000	254,241

Finance - Leasing Company - 1.08%
International Lease Finance Corp.
5.75%, 02/15/2007	250,000	250,272
Sunrise International Leasing Corp
5.80%, 08/15/2007	200,000	200,395

		450,667

Gas - Distribution - 1.84%
MidAmerican Energy Holdings Company (new)
5.875%, 10/01/2012	750,000	764,647

Life/Health Insurance - 0.70%
Protective Life
5.75%, 01/15/2019	300,000	290,933

Money Center Banks - 0.62%
Republic NY Capital II
7.53%, 12/04/2026	250,000	259,970

Multi-line Insurance - 4.95%
Assurant, Inc.
5.625%, 02/15/2014	750,000	747,964
Genworth Financial, Inc.
4.95%, 10/01/2015	750,000	721,271
Unitrin, Inc.
4.875%, 11/01/2010	300,000	291,451
5.75%, 07/01/2007	300,000	300,023

		2,060,709

Oil Comp-Exploration & Production - 1.90%
Anadarko Finance Co.
6.75%, 05/01/2011	750,000	788,816

Oil & Gas Storage & Transportation - 1.72%
Kinder Morgan Energy Partners LP
5.125%, 11/15/2014	750,000	714,058

Paper & Related Products - 0.59%
International Paper Co.
4.25%, 01/15/2009	250,000	244,417

Pipelines - 1.64%
Duke Energy Field Services LLC
5.75%, 11/15/2006	187,000	187,039
DUKE CAP LLC
5.668%, 08/15/2014	500,000	495,918

		682,957

Railroads - 1.87%
Canadian National Railway Co.
5.80%, 06/01/2016	750,000	777,543

Real Estate Management/Service - 1.22%
EOP Operating LP
5.875%, 01/15/2013	500,000	506,482

Real Estate Operation/Development - 1.74%
Equity Residential
5.125%, 03/15/2016	750,000	725,839

Super - Regional Banks - US - 1.16%
Huntington Bancshares, Inc.
3.125%, 05/15/2008	500,000	484,060

Telephone - Integrated - 2.92%
Deutsche Telekom International Finance BV
3.875%, 07/22/2008	500,000	488,859
Telecom Italia Capital SA
4.00%, 11/15/2008	750,000	727,886

		1,216,745

Wireless Telecommunication Services - 1.73%
America Movil SA de CV
6.375%, 03/01/2035	750,000	720,528

TOTAL CORPORATE BONDS (Amortized Cost $20,569,226)		20,533,661

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 23.06%
GNMA I & II - Single Issuer
GNSF, 5.50%, 04/15/2033	1,289,495	1,282,550
GNMA Pool 585163, 5.00%, 01/15/2018	111,671	110,507
GNMA Pool 585180, 5.00%, 02/15/2018	113,472	112,290
GNMA Pool 592492, 5.00%, 03/15/2018	108,820	107,686
GNMA Pool 599821, 5.00%, 01/15/2018	96,987	95,976
GNMA Pool 3584, 6.00%, 07/20/2034	295,426	298,866
GNMA Pool 781694, 6.00%, 12/15/2031	270,678	274,473
GNMA Pool 3637, 5.50%, 11/20/2034	753,258	746,734
GNMA Pool 3665, 5.50%, 01/20/2035	1,171,954	1,160,959
GNMA Pool 3679, 6.00%, 02/20/2035	683,620	690,731
GNMA Pool 3625, 6.00%, 10/20/2034	1,938,623	1,961,195
GNMA Pool 3865, 6.00%, 06/20/2036	1,988,440	2,009,110
GNMA Pool 3612, 6.50%, 09/20/2034	726,338	744,130

		9,595,207

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Amortized Cost $9,665,961)		9,595,207

MUNICIPAL BONDS - 0.48%
North Carolina - 0.48%
North Carolina Eastern Municipal Power Agency
3.98%, 01/01/2007	200,000	198,984

TOTAL MUNICIPAL BONDS (Amortized Cost $200,170)		198,984

U.S. Treasury Note/Bond - 21.69%
3.375%, 09/15/2009	745,000	720,031
4.25%, 10/15/2010	1,715,000	1,694,233
4.50%, 02/15/2016	1,055,000	1,044,739
5.125%, 05/15/2016	765,000	793,808
5.375%, 02/15/2031	1,000,000	1,080,391
4.50%, 02/28/2011	760,000	757,388
14.00%, 11/15/2011	2,900,000	2,932,628

		9,023,218

TOTAL U.S. TREASURY NOTE/BOND (Amortized Cost $9,057,459)		9,023,218

SHORT TERM INVESTMENTS - 5.23%
Money Market Funds - 5.23%
Fidelity Institution Money Market, 5.16% (b)	1,844,495	1,844,495
First American Treasury Obligations Fund, 4.75% (b)	330,225	330,225

		2,174,720

TOTAL SHORT TERM INVESTMENTS (Amortized Cost $2,174,720)		2,174,720

Total Investments (Amortized Cost $41,667,536) - 99.82%		41,525,790
Other Assets in Excess of Liabilities, Net 0.18%		76,850

TOTAL NET ASSETS - 100.00%		$41,602,640

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Fixed Income Fund	41,667,536	293,467	(435,214)	(141,747)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

(b)	Variable rate security; the yield shown represents the rate at September 30, 2006

Schedule of Investments

September 30, 2006 (Unaudited)

Timothy Large/Mid Cap Growth Fund

	Shares	Value
COMMON STOCKS - 98.56%
Advertising Services - 0.49%
Getty Images, Inc. (a)	6,500	$322,920

Aerospace/Defense - Equipment - 3.27%
United Technologies Corp.	34,000	2,153,900

Apparel Manufacturers - 0.78%
Coach, Inc. (a)	15,000	516,000

Audio/Video Products - 1.14%
Harman International Industries, Inc.	9,000	750,960

Business Services - 2.48%
Cintas Corp.	40,000	1,633,200

Chemicals-Specialty - 0.65%
Ecolab, Inc.	10,000	428,200

Communications Equipment - 1.06%
F5 Networks, Inc. (a)	13,000	698,360

Communications Technology - 0.62%
Research In Motion Ltd. (a)	4,000	410,640

Computers - Memory Devices - 1.12%
Network Appliance, Inc. (a)	20,000	740,200

Cosmetics & Toiletries - 1.89%
Colgate-Palmolive Co.	20,000	1,242,000

Dialysis Centers - 1.23%
Davita, Inc. (a)	14,000	810,180

Diversified Manufacturing Operations - 7.20%
Danaher Corp.	25,000	1,716,750
Illinois Tool Works, Inc.	14,000	628,600
Ingersoll-Rand Co.	28,000	1,063,440
ITT Industries, Inc.	26,000	1,333,020

		4,741,810

E-Commerce/Services - 0.73%
eBay, Inc. (a)	17,000	482,120

Electric Products - Miscellaneous - 2.68%
Emerson Electric Co.	21,000	1,761,060

Electronic Components - Semiconductor - 0.99%
Microchip Technology, Inc.	20,000	648,400

Electronic Components - Semiconductors - 1.90%
Broadcom Corp. (a)	22,000	667,480
Marvell Technology Group Ltd. (a)	30,000	581,100

		1,248,580

Electronics - Military - 3.18%
L-3 Communications Holdings, Inc.	26,700	2,091,411

Enterprise Software/Services - 3.08%
SAP AG ADR	41,000	2,029,500

Food - Confectionery - 1.95%
The Hershey Co.	24,000	1,282,800

Food - Wholesale/Distribution - 2.59%
Sysco Corp.	51,000	1,705,950

Industrial Automation/Robotics - 2.97%
Intermec, Inc. (a)	19,000	500,840
Rockwell Automation, Inc.	25,050	1,455,405

		1,956,245

Internet Application Software - 0.96%
Red Hat, Inc. (a)	30,000	632,400

Investment Management/Advisory Services - 4.24%
Franklin Resources, Inc.	16,000	1,692,000
T. Rowe Price Group, Inc.	23,000	1,100,550

		2,792,550

Life/Health Insurance - 0.95%
Stancorp Financial Group, Inc.	14,000	624,820

Machinery - Print Trade - 0.90%
Zebra Technologies Corp. (a)	16,500	589,710

Medical - Biomedical/Genetics - 4.79%
Genzyme Corp. (a)	26,000	1,754,220
PDL Biopharma, Inc. (a)	36,000	691,200
Vertex Pharmaceuticals, Inc. (a)	21,000	706,650

		3,152,070

Medical Instruments - 1.98%
St. Jude Medical, Inc. (a)	37,000	1,305,730

Medical Products - 5.58%
Baxter International, Inc.	30,000	1,363,800
Biomet, Inc.	21,000	675,990
Stryker Corp.	33,000	1,636,470

		3,676,260

Multi-line Insurance - 2.92%
American International Group, Inc.	29,000	1,921,540

Oil - Field Services - 1.27%
Weatherford International Ltd. (a)	20,000	834,400

Oil Company - Exploration & Production - 2.19%
Chesapeake Energy Corp.	25,000	724,500
XTO Energy, Inc.	17,000	716,210

		1,440,710

Oil Company - Integrated - 2.00%
Total SA ADR	20,000	1,318,800

Oil Field Machinery & Equipment - 0.67%
National Oilwell Varco, Inc. (a)	7,500	439,125

Pharmacy Services - 5.27%
Caremark RX, Inc.	40,000	2,266,800
Medco Health Solutions, Inc. (a)	20,000	1,202,200

		3,469,000

Retail - Apparel/Shoe - 2.09%
Chico’s FAS, Inc. (a)	41,000	882,730
Urban Outfitters, Inc. (a)	28,000	495,320

		1,378,050

Retail - Bedding - 1.69%
Bed Bath Beyond, Inc. (a)	29,000	1,109,540

Retail - Building Products - 2.89%
Lowe’s Cos., Inc.	67,900	1,905,274

Retail - Jewelry - 1.11%
Tiffany & Co.	22,000	730,400

Retail - Pet Food & Supplies - 0.97%
Petsmart, Inc.	23,000	638,250

Retail - Regional Department Store - 3.75%
Kohl’s Corp. (a)	38,000	2,466,960

Semiconductor Equipment - 3.37%
Linear Technology Corp.	49,000	1,524,880
Sandisk Corp. (a)	13,000	696,020

		2,220,900

Therapeutics - 3.55%
Gilead Sciences, Inc. (a)	34,000	2,335,800

Transport - Services - 1.86%
United Parcel Service, Inc.	17,000	1,222,980

Wireless Equipment - 1.56%
Nokia Corp. ADR	52,000	1,023,880

TOTAL COMMON STOCKS (Cost $58,352,983)		64,883,585

SHORT TERM INVESTMENTS - 1.54%
Money Market Funds - 1.54%
Fidelity Institution Money Market, 5.16% (b)	1,011,181	1,011,181

TOTAL SHORT TERM INVESTMENTS (Cost $1,011,181)		1,011,181

Total Investments (Cost $59,364,164) - 100.10%		65,894,766
Liabilities in Excess of Other Assets, Net (0.10)%		-63,862

TOTAL NET ASSETS - 100.00%		$65,830,904

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Large/Mid Cap Growth Fund	59,364,164	9,202,211	(2,671,609)	6,530,602

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing security

(b)	Variable rate security; the yield shown represents the rate at September 30, 2006

Schedule of Investments

September 30, 2006 (Unaudited)

Timothy Large/Mid Cap Value Fund

	Shares	Value
COMMON STOCKS - 96.27%
Aerospace/Defense - Equipment - 4.00%
Rockwell Collins, Inc.	33,100	$1,815,204
United Technologies Corp.	27,100	1,716,785

		3,531,989

Business Services - 1.10%
Henry Jack & Associates, Inc.	44,500	968,765

Coal - 1.91%
Arch Coal, Inc.	58,300	1,685,453

Commercial Banks - Southern US - 3.74%
BB&T Corp.	39,500	1,729,310
Compass Bancshares, Inc.	27,700	1,578,346

		3,307,656

Commercial Banks - Western US - 1.91%
Zions Bancorp	21,200	1,691,972

Cosmetics & Toiletries - 1.88%
Colgate-Palmolive Co.	26,800	1,664,280

Data Processing/Management - 2.02%
Automatic Data Processing, Inc.	37,700	1,784,718

Disposable Medical Products - 1.93%
C.R. Bard, Inc.	22,700	1,702,500

Diversified Manufacturing Operations - 4.05%
Cooper Industries Ltd.	21,300	1,815,186
ITT Industries, Inc.	34,400	1,763,688

		3,578,874

Electric Products - Miscellaneous - 2.01%
Emerson Electric Co.	21,200	1,777,832

Electric Utilities - 3.89%
Constellation Energy Group, Inc.	28,600	1,693,120
Southern Co.	50,700	1,747,122

		3,440,242

Finance - Investment Banker/Broker - 1.85%
Bear Stearns Companies, Inc.	11,700	1,639,170

Food - Dairy Products - 2.08%
Dean Foods Co. (a)	43,700	1,836,274

Industrial Gases - 2.03%
Praxair, Inc.	30,300	1,792,548

Industrial Metals & Mining - 1.99%
Titanium Metals Corp. (a)	69,600	1,759,488

Insurance Brokers - 2.18%
Willis Group Holdings Ltd.	50,600	1,922,800

Investment Management/Advisory Services - 8.23%
BlackRock, Inc.	12,600	1,877,400
Eaton Vance Corp.	66,900	1,930,734
Franklin Resources, Inc.	16,300	1,723,725

		7,277,306

Machinery - Construction & Mining - 1.73%
Caterpillar, Inc.	23,200	1,526,560

Medical Products - 2.05%
Zimmer Holdings, Inc. (a)	26,800	1,809,000

Metal - Diversified - 2.00%
Rio Tinto PLC ADR	9,300	1,763,559

Metal Processors & Fabrication - 2.06%
Precision Castparts Corp.	28,900	1,825,324

Oil - Field Services - 1.01%
Baker Hughes, Inc.	13,100	893,420

Oil Company - Exploration & Production - 6.95%
Apache Corp.	26,600	1,681,120
Chesapeake Energy Corp.	30,100	872,298
Murphy Oil Corp.	37,300	1,773,615
XTO Energy, Inc.	43,100	1,815,803

		6,142,836

Oil Company - Integrated - 9.83%
ConocoPhillips	28,400	1,690,652
Exxon Mobil Corp.	48,500	3,254,350
Marathon Oil Corp.	23,900	1,837,910
Occidental Petroleum Corp.	39,700	1,909,967

		8,692,879

Personal Products - 1.98%
Alberto-Culver Co.	34,600	1,750,414

Retail - Auto Parts - 2.16%
O Reilly Automotive, Inc. (a)	57,600	1,912,896

Retail - Bedding - 1.10%
Bed Bath Beyond, Inc. (a)	25,400	971,804

Retail - Jewelry - 1.95%
Tiffany & Co.	51,800	1,719,760

Retail - Restaurants - 0.98%
Wendy’s International, Inc.	12,900	864,300

Technical Services - 2.01%
Cadence Design Systems, Inc. (a)	105,000	1,780,800

Telecommunication Equipment - 1.89%
Harris Corp.	37,600	1,672,824

Telephone - Integrated - 1.91%
Alltel Corp.	30,500	1,692,750

Transport - Marine - 1.87%
Overseas Shipholding Group, Inc.	26,700	1,649,259

Transport - Rail - 2.09%
Burlington Northern Santa Fe Corp.	25,100	1,843,344

Transport - Services - 1.89%
FedEx Corp.	15,400	1,673,672

Water - 1.97%
Aqua America, Inc.	79,466	1,743,484

Investment Management/Advisory Services - 8.23%
AllianceBernstein Holding LP	25,300	1,745,447

REITS - Diversified - 2.04%
Equity Residential	35,700	1,805,706

TOTAL COMMON STOCKS (Cost $74,472,032)		85,096,458

SHORT TERM INVESTMENTS - 3.71%
Money Market Funds - 3.71%
Fidelity Institution Money Market, 5.16% (b)	3,273,296	3,273,296

TOTAL SHORT TERM INVESTMENTS (Cost $3,273,296)		3,273,296

Total Investments (Cost $77,745,328) - 99.98%		88,369,754
Other Assets in Excess of Liabilities, Net 0.02%		21,112

TOTAL NET ASSETS - 100.00%		$88,390,866

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Large/Mid Cap Value Fund	77,776,521	11,713,919	(1,120,686)	10,593,233

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing security

(b)	Variable rate security; the yield shown represents the rate at September 30, 2006

Schedule of Investments

September 30, 2006 (Unaudited)

Timothy Money Market

	Principal
	Amount	Value
CORPORATE BONDS - 95.90%
Federal Home Loan Bank System Fhlb
0.00%, 10/26/2006 to 12/20/2006	$5,700,000	$5,666,726

TOTAL CORPORATE BONDS (Amortized Cost $5,666,726)		5,666,726

MONEY MARKET FUNDS - 4.39%
Fidelity Institution Money Market, 5.16% (a)	259,553	259,553

TOTAL MONEY MARKET FUNDS (Amortized Cost $259,553)		259,553

Total Investments (Amortized Cost $5,926,279) - 100.29%		5,926,279
Liabilities in Excess of Other Assets, Net (0.29)%		-17,186

TOTAL NET ASSETS - 100.00%		$5,909,093

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Money Market	5,926,279	—	—	—

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the yield shown represents the rate at September 30, 2006

Schedule of Investments

September 30, 2006 (Unaudited)

Timothy Patriot Fund

	Shares	Value
COMMON STOCKS - 86.49%
Aerospace/Defense - 3.68%
EDO Corp.	2,550	$58,344
Teledyne Technologies, Inc. (a)	800	31,680

		90,024

Application Software - 1.86%
Parametric Technology Corp. (a)	2,600	45,396

Auction House/Art Dealer - 1.70%
Adesa, Inc.	1,800	41,598

Automotive Retail - 1.52%
Lithia Motors, Inc.	1,500	37,080

Building - Mobile Home/Manufactured Housing - 1.02%
Champion Enterprises, Inc. (a)	3,600	24,840

Building Products - Air & Heating - 2.39%
Lennox International, Inc.	2,550	58,395

Business Services - 2.13%
Macrovision Corp. (a)	2,200	52,118

Commercial Banks - Eastern US - 0.77%
Capital Crossing Bank (a)	650	18,915

Commercial Services - Finance - 2.20%
Interactive Data Corp. (a)	2,700	53,865

Consulting Services - 2.71%
Navigant Consulting, Inc. (a)	3,300	66,198

Data Processing/Management - 2.04%
InfoUSA, Inc.	6,000	49,800

Diversified Manufacturing Operations - 5.87%
Blount International, Inc. (a)	3,800	38,076
Federal Signal Corp.	2,000	30,500
Jacuzzi Brands, Inc. (a)	7,500	74,925

		143,501

E-Commerce/Products - 1.16%
1-800-Flowers.Com, Inc. (a)	5,400	28,404

Electronic Components - Misc - 0.44%
Benchmark Electronics, Inc. (a)	400	10,752

Electronics - 1.30%
DTS, Inc. (a)	1,500	31,770

Engineering / R&D Services - 2.23%
URS Corp. (a)	1,400	54,446

Financial Guarantee Insurance - 2.33%
PMI Group, Inc.	1,300	56,953

Household Products - 1.38%
Central Garden & Pet Co. (a)	700	33,782

Industrial Automation/Robotics - 2.10%
Intermec, Inc. (a)	1,950	51,402

Industrial Machinery - 2.15%
Robbins & Myers, Inc.	1,700	52,564

Investment Companies - 3.40%
MCG Capital Corp.	5,100	83,283

Medical - Biomedical/Genetics - 3.63%
Bio-Rad Laboratories, Inc. (a)	150	10,609
Charles River Laboratories International, Inc. (a)	1,800	78,138

		88,747

Medical - Drugs - 1.99%
K-V Pharmaceutical Co. (a)	2,050	48,585

Networking Products - 4.79%
Anixter International, Inc. (a)	900	50,823
Netgear, Inc. (a)	1,200	24,708
Polycom, Inc. (a)	1,700	41,701

		117,232

Oil & Gas Drilling - 2.05%
Grey Wolf, Inc. (a)	7,500	50,100

Oil Company - Exploration & Production - 3.85%
Comstock Resources, Inc. (a)	2,350	63,802
Swift Energy Corp. (a)	725	30,320

		94,122

Publishing - Books - 2.21%
John Wiley & Sons, Inc.	1,500	54,015

Retail - Apparel/Shoe - 0.36%
Stage Stores, Inc.	300	8,802

Retail - Office Supplies - 2.74%
School Specialty, Inc. (a)	1,900	67,051

Retail - Restaurants - 5.44%
Brinker International, Inc.	800	32,072
CBRL Group, Inc.	2,500	101,075

		133,147

Retail - Sporting Goods - 2.73%
K2 Incorporation (a)	5,700	66,861

Technology Distributors - 2.36%
Insight Enterprises, Inc. (a)	2,800	57,708

Telecommunication Equipment - 3.09%
CommScope, Inc. (a)	2,300	75,578

Wire & Cable Products - 1.72%
Belden CDT, Inc.	1,100	42,053

Wireless Telecommunication Services - 2.02%
Syniverse Holdings, Inc. (a)	3,300	49,500

REITS - Diversified - 3.13%
Kite Realty Group Trust	4,500	76,680
TOTAL COMMON STOCKS (Cost $1,955,715)		2,115,267

SHORT TERM INVESTMENTS - 9.03%
Money Market Funds - 9.03%
Fidelity Institution Money Market, 5.16% (b)	110,381	110,381
First American Treasury Obligations Fund, 4.75% (b)	110,382	110,382

		220,763

TOTAL SHORT TERM INVESTMENTS (Cost $220,763)		220,763

Total Investments (Cost $2,176,478) - 95.52%		2,336,030
Other Assets in Excess of Liabilities, Net 4.48%		109,583

TOTAL NET ASSETS - 100.00%		$2,445,613

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Patriot Fund	2,176,478	267,130	(107,578)	159,553

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

(b)	Variable rate security; the yield shown represents the rate at September 30, 2006

Schedule of Investments

September 30, 2006 (Unaudited)

Timothy Small Cap Value Fund

	Shares	Value
COMMON STOCKS - 97.79%
Aerospace/Defense - 5.30%
DRS Technologies, Inc.	18,500	$807,895
Moog, Inc. (a)	46,800	1,622,088
Teledyne Technologies, Inc. (a)	38,900	1,540,440

		3,970,423

Building & Construction Products - Misc - 1.08%
NCI Building Systems, Inc. (a)	13,900	808,563

Coal - 2.03%
Foundation Coal Holdings, Inc.	47,000	1,521,390

Commercial Banks - Eastern US - 1.16%
Provident Bankshares Corp.	23,400	866,970

Commercial Banks - Western US - 1.98%
Cathay General Bancorp	41,100	1,483,710

Commercial Services - 1.92%
Macquarie Infrastructure Co.	46,200	1,440,516

Diversified Metals & Mining - 2.06%
RTI International Metals, Inc. (a)	35,500	1,547,090

Electric Utilities - 2.07%
Cleco Corp.	61,500	1,552,260

Electronic Components - Misc - 2.33%
Benchmark Electronics, Inc. (a)	64,900	1,744,512

Engineering / R&D Services - 1.95%
URS Corp. (a)	37,500	1,458,375

Enterprise Software/Services - 4.22%
Hyperion Solutions Corp. (a)	45,700	1,575,736
Mantech International Corp. (a)	48,000	1,584,480

		3,160,216

Fiduciary Banks - 2.19%
Boston Private Bancorp, Inc.	58,900	1,642,132

Finance - Investment Banker/Broker - 2.02%
Stifel Financial Corp. (a)	47,600	1,510,824

Gas - Distribution - 2.20%
Atmos Energy Corp.	57,800	1,650,190

General Contractors - 2.16%
Layne Christensen Co. (a)	56,600	1,617,062

Health Care Facilities - 2.23%
Five Star Quality Care, Inc. (a)	155,100	1,668,876

Hotels & Motels - 4.35%
Marcus Corp.	71,300	1,637,761
Orient Express Hotels Ltd.	43,400	1,622,292

		3,260,053

Intimate Apparel - 1.82%
The Warnaco Group, Inc. (a)	70,700	1,367,338

Investment Management/Advisory Services - 0.94%
Calamos Asset Management, Inc.	24,100	706,612

Long Distance carriers - 1.92%
General Communications, Inc. (a)	116,200	1,439,718

Machinery - General Industry - 4.09%
Idex Corp.	36,300	1,562,715
Middleby Corp. (a)	19,500	1,502,670

		3,065,385

Machinery Tools & Related Products – 2.11%
Kennametal, Inc.	27,900	1,580,535

Marine – 1.04%
Genco Shipping & Trading Ltd.	34,409	779,708

Office Furnishings-Orig – 2.33%
Knoll, Inc.	86,400	1,745,280

Oil Company – Exploration & Production – 3.92%
Unit Corp. (a)	30,600	1,406,682
Whiting Petroleum Holdings, Inc. (a)	38,200	1,531,820

		2,938,502

Oil Field Machinery & Equipment – 1.78%
Hydril (a)	23,800	1,334,228

Oil-Field Services – 1.90%
Oil States International, Inc. (a)	51,800	1,424,500

Paper & Related Products – 0.93%
Longview Fibre Company REIT	34,316	697,301

Processed & Packaged Goods – 2.04%
J&J Snack Foods Corp.	49,102	1,527,072

Regional Banks – 0.96%
Placer Sierra Bancshares	32,512	722,092

REITS – Diversified – 0.95%
Lexington Corporate Properties Trust	33,600	711,648

REITS – Hotels – 4.27%
Sunstone Hotel Investors, Inc.	54,900	1,631,628

REITS – Office Property – 2.01%
Maguire Properties, Inc.	37,000	1,507,380

REITS – Residential – 2.01%
Post Properties, Inc.	31,700	1,506,384

REITS – Retail – 2.25%
Getty Realty Corporation (Holding Company)	57,600	1,686,528

Retail – Apparel/Shoe – 2.27%
Children’s Place (a)	26,600	1,703,198

Software & Programming – 2.26%
SI International, Inc. (a)	52,900	1,691,742

Steel – Specialty – 2.26%
Oregon Steel Mills, Inc. (a)	34,600	1,690,902

Steel & Iron – 2.12%
Cleveland Cliffs, Inc.	41,800	1,592,998

Technical Services – 2.17%
Washington Group International, Inc. (a)	27,700	1,630,422

Transport – Equipment & Leasng – 2.09%
Greenbrier Companies, Inc.	54,000	1,566,540

Transport – Rail – 1.86%
FreightCar America	26,300	1,393,900

Transport – Services – 4.24%
Arlington Tankers Ltd.	71,500	1,613,040
Horizon Lines, Inc.	93,900	1,568,130

		3,181,170

REITS - Hotels - 4.27%
Lasalle Hotel Properties	36,200	1,568,908

TOTAL COMMON STOCKS (Cost $70,540,874)		73,294,781
SHORT TERM INVESTMENTS - 1.54%
Money Market Funds - 1.54%
Fidelity Institution Money Market, 5.16% (b)	1,150,623	1,150,622

TOTAL SHORT TERM INVESTMENTS (Cost $1,150,622)		1,150,622

Total Investments (Cost $71,691,496) - 99.33%		74,445,403
Other Assets in Excess of Liabilities, Net 0.67%		505,300

TOTAL NET ASSETS - 100.00%		$74,950,703

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Small Cap Value Fund	71,740,020	5,649,117	(2,943,734)	2,705,383

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

(b)	Variable rate security; the yield shown represents the rate at September 30, 2006

Schedule of Investments

September 30, 2006 (Unaudited)

Timothy Annuity Series Fund

	Shares	Value
COMMON STOCKS - 95.20%
Aerospace/Defense - 4.46%
EDO Corp.	5,300	$121,264
Teledyne Technologies, Inc. (a)	1,800	71,280

		192,544

Application Software - 2.10%
Parametric Technology Corp. (a)	5,200	90,792

Auction House/Art Dealer - 1.66%
Adesa, Inc.	3,100	71,641

Automotive Retail - 1.26%
Lithia Motors, Inc.	2,200	54,384

Building - Mobile Home/Manufactured Housing - 1.17%
Champion Enterprises, Inc. (a)	7,300	50,370

Building Products - Air & Heating - 2.12%
Lennox International, Inc.	4,000	91,600

Business Services - 2.47%
Macrovision Corp. (a)	4,500	106,605

Commercial Banks - Eastern US - 1.62%
Capital Crossing Bank (a)	2,400	69,840

Commercial Services - Finance - 3.69%
Interactive Data Corp. (a)	8,000	159,600

Consulting Services - 2.09%
Navigant Consulting, Inc. (a)	4,500	90,270

Data Processing/Management - 2.88%
InfoUSA, Inc.	15,000	124,500

Diversified Manufacturing Operations - 5.46%
Blount International, Inc. (a)	3,800	38,076
Federal Signal Corp.	3,000	45,750
Jacuzzi Brands, Inc. (a)	15,200	151,848

		235,674

E-Commerce/Products - 1.10%
1-800-Flowers.Com, Inc. (a)	9,000	47,340

Electric - Integrated - 0.00%
Allete, Inc.	1	43

Electronic Components - Misc - 1.28%
Benchmark Electronics, Inc. (a)	2,050	55,104

Electronics - 2.21%
DTS, Inc. (a)	4,500	95,310

Engineering / R&D Services - 2.57%
URS Corp. (a)	2,850	110,837

Financial Guarantee Insurance - 3.04%
PMI Group, Inc.	3,000	131,430

Household Products - 1.56%
Central Garden & Pet Co. (a)	1,400	67,564

Industrial Automation/Robotics - 2.32%
Intermec, Inc. (a)	3,800	100,168

Industrial Machinery - 2.51%
Robbins & Myers, Inc.	3,500	108,220

Investment Companies - 3.29%
MCG Capital Corp.	8,700	142,071

Medical - Biomedical/Genetics - 3.76%
Bio-Rad Laboratories, Inc. (a)	600	42,438
Charles River Laboratories International, Inc. (a)	2,760	119,812

		162,250

Medical - Drugs - 2.39%
K-V Pharmaceutical Co. (a)	4,350	103,095

Metal Processors & Fabrication - 1.97%
Kaydon Corp.	2,300	85,146

Networking Products - 4.90%
Anixter International, Inc. (a)	1,100	62,117
Netgear, Inc. (a)	2,500	51,475
Polycom, Inc. (a)	4,000	98,120

		211,712

Oil & Gas Drilling - 2.16%
Grey Wolf, Inc. (a)	14,000	93,520

Oil Company - Exploration & Production - 3.63%
Comstock Resources, Inc. (a)	3,000	81,450
Swift Energy Corp. (a)	1,800	75,276

		156,726

Publishing - Books - 2.50%
John Wiley & Sons, Inc.	3,000	108,030

Retail - Apparel/Shoe - 2.68%
Stage Stores, Inc.	3,950	115,893

Retail - Office Supplies - 3.10%
School Specialty, Inc. (a)	3,800	134,102

Retail - Restaurants - 2.24%
Brinker International, Inc.	800	32,072
CBRL Group, Inc.	1,600	64,688

		96,760

Retail - Sporting Goods - 3.07%
K2 Incorporation (a)	11,300	132,549

Technology Distributors - 1.72%
Insight Enterprises, Inc. (a)	3,600	74,196

Telecommunication Equipment - 3.42%
CommScope, Inc. (a)	4,500	147,870

Wire & Cable Products - 1.86%
Belden CDT, Inc.	2,100	80,283

Wireless Telecommunication Services - 1.63%
Syniverse Holdings, Inc. (a)	4,700	70,500

REITS - Diversified - 3.31%
Kite Realty Group Trust	8,400	143,136

TOTAL COMMON STOCKS (Cost $3,498,980)		4,111,675

SHORT TERM INVESTMENTS - 4.82%
Money Market Funds - 4.82%
Fidelity Institution Money Market, 5.16% (b)	208,095	208,095

TOTAL SHORT TERM INVESTMENTS (Cost $208,095)		208,095

Total Investments (Cost $3,707,075) - 100.02%		4,319,770
Liabilities in Excess of Other Assets, Net (0.02)%		-661

TOTAL NET ASSETS - 100.00%		$4,319,109

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Annuity Series Fund	3,707,075	784,810	(172,115)	612,695

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

(b)	Variable rate security; the yield shown represents the rate at September 30, 2006

Schedule of Investments

September 30, 2006 (Unaudited)

Timothy Strategic Growth

	Shares	Value
MUTUAL FUNDS - 100.05%
Timothy Plan Fund Aggressive Growth Fund Class A (a)	1,526,215	$11,629,760
Timothy Plan Fund Large/Mid Cap Growth Fund Class A (a)	2,882,782	20,064,161
Timothy Plan Fund Large/Mid Cap Value Fund Class A (a)	1,016,758	14,529,467
Timothy Plan Fund Small Cap Value Fund Class A (a)	703,408	11,514,782

TOTAL MUTUAL FUNDS (Cost $50,373,834)		57,738,170

SHORT TERM INVESTMENTS - 0.02%
Money Market Funds - 0.02%
Fidelity Institution Money Market, 5.16% (b)	12,864	12,864

TOTAL SHORT TERM INVESTMENTS (Cost $12,864)		12,864

Total Investments (Cost $50,386,698) - 100.07%		57,751,034
Liabilities in Excess of Other Assets, Net (0.07)%		-42,562

TOTAL NET ASSETS - 100.00%		$57,708,472

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Strategic Growth	50,487,749	7,593,606	(330,321)	7,263,285

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

(b)	Variable rate security; the yield shown represents the rate at September 30, 2006

Schedule of Investments

September 30, 2006 (Unaudited)

Timothy Strategic Growth Variable

	Shares	Value
MUTUAL FUNDS - 99.98%
Timothy Plan Fund Aggressive Growth Fund Class A (a)	297,124	$2,264,084
Timothy Plan Fund Fixed Income Fund Class A (a)	126,704	1,259,442
Timothy Plan Fund Large/Mid Cap Growth Fund Class A (a)	604,141	4,204,823
Timothy Plan Fund Large/Mid Cap Value Fund Class A (a)	205,346	2,934,393
Timothy Plan Fund Small Cap Value Fund Class A (a)	137,974	2,258,629

TOTAL MUTUAL FUNDS (Cost $11,529,215)		12,921,371

SHORT TERM INVESTMENTS - 0.01%
Money Market Funds - 0.01%
Fidelity Institution Money Market, 5.16% (b)	1,564	1,564

TOTAL SHORT TERM INVESTMENTS (Cost $1,564)		1,564

Total Investments (Cost $11,530,779) - 99.99%		12,922,935
Other Assets in Excess of Liabilities, Net 0.01%		1,819

TOTAL NET ASSETS - 100.00%		$12,924,754

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Strategic Growth Variable	11,564,394	1,420,058	(61,517)	1,358,541

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

(b)	Variable rate security; the yield shown represents the rate at September 30, 2006

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President/ Principal Executive Officer

Date: November 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President/ Principal Executive Officer

Date: November 16, 2006

By	/s/ Arthur D. Ally
Arthur D. Ally, Treasurer/Principal Financial Officer

Date: November 16, 2006